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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                   	  Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Independence Fund
            SCHEDULE OF INVESTMENTS 9/30/2008 (unaudited)

Shares                                                            Value

            COMMON STOCKS - 99.2 %
            Energy - 10.4 %
            Integrated Oil & Gas - 3.4 %
699,000     Petrobras Brasileiro SA (A.D.R.) *                $26,156,580
            Oil & Gas Drilling - 2.8 %
56,900      Diamond Offshore Drilling, Inc. (b)               $ 5,864,114
138,800     Transocean Offshore, Inc. * (b)                    15,245,792
                                                              $21,109,906
            Oil & Gas Equipment And Services - 4.2 %
317,300     National-Oilwell Varco, Inc. *                    $15,937,979
659,200     Weatherford International, Inc. *                  16,572,288
                                                              $32,510,267
            Total Energy                                      $79,776,753
            Materials - 5.0 %
            Diversified Metals & Mining - 4.4 %
594,385     Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)$33,790,787
            Industrial Gases - 0.6 %
61,700      Praxair, Inc.                                     $ 4,426,358
            Total Materials                                   $38,217,145
            Capital Goods - 16.4 %
            Aerospace & Defense - 13.1 %
449,000     Boeing Co.                                        $25,750,150
128,000     General Dynamics Corp.                              9,423,360
606,350     Honeywell International, Inc.                      25,193,843
76,600      L-3 Communications Holdings, Inc.                   7,531,312
546,300     United Technologies Corp.                          32,810,778
                                                             $100,709,443
            Electrical Component & Equipment - 3.3 %
48,200      First Solar, Inc. *                               $ 9,105,462
449,500     Suntech Power Holdings Co., Ltd. (A.D.R.) * (b)    16,123,565
                                                              $25,229,027
            Total Capital Goods                              $125,938,470
            Transportation - 5.0 %
            Airlines - 5.0 %
1,536,300   Continental Airlines, Inc. (Class B) *  (b)       $25,625,484
1,699,600   Delta Air Lines, Inc. * (b)                        12,662,020
                                                              $38,287,504
            Total Transportation                              $38,287,504
            Consumer Durables & Apparel - 0.8 %
            Footwear - 0.8 %
96,600      Nike, Inc. (b)                                    $ 6,462,540
            Total Consumer Durables & Apparel                 $ 6,462,540
            Consumer Services - 1.6 %
            Hotels, Resorts & Cruise Lines - 1.6 %
436,600     Starwood Hotels & Resorts Worldwide, Inc. (b)     $12,285,924
            Total Consumer Services                           $12,285,924
            Media - 2.4 %
            Movies & Entertainment - 2.4 %
609,900     The Walt Disney Co.                               $18,717,831
            Total Media                                       $18,717,831
            Retailing - 2.0 %
            Apparel Retail - 2.0 %
511,900     TJX Companies, Inc. (b)                           $15,623,188
            Total Retailing                                   $15,623,188
            Food & Drug Retailing - 1.3 %
            Drug Retail - 1.3 %
294,500     CVS Corp.                                         $ 9,912,870
            Total Food & Drug Retailing                       $ 9,912,870
            Food Beverage & Tobacco - 2.3 %
            Packaged Foods & Meats - 0.8 %
62,200      General Mills, Inc.                               $ 4,274,384
45,000      Nestle SA (Sponsored A.D.R.)                        1,929,375
                                                              $ 6,203,759
            Soft Drinks - 1.5 %
216,200     Coca-Cola Co.                                     $11,432,656
            Total Food Beverage & Tobacco                     $17,636,415
            Health Care Equipment & Services - 0.8 %
            Health Care Equipment - 0.8 %
433,405     Insulet Corp. * (b)                               $ 6,032,998
            Total Health Care Equipment & Services            $ 6,032,998
            Pharmaceuticals & Biotechnology - 8.9 %
            Biotechnology - 2.4 %
409,000     Gilead Sciences, Inc. *                           $18,642,220
            Life Sciences Tools & Services - 0.7 %
139,800     Advanced Magnetics, Inc. *                        $ 5,414,454
            Pharmaceuticals - 5.8 %
1,945,500   Bristol-Myers Squibb Co.                          $40,563,675
512,500     Cardiome Pharma Corp. * (b)                         3,895,000
                                                              $44,458,675
            Total Pharmaceuticals & Biotechnology             $68,515,349
            Diversified Financials - 5.3 %
            Investment Banking & Brokerage - 1.8 %
35,933      Goldman Sachs Group, Inc. *                       $ 4,599,424
213,300     Lazard Ltd.                                         9,120,708
                                                              $13,720,132
            Specialized Finance - 3.5 %
334,700     IntercontinentalExchange, Inc. * (b)              $27,003,596
            Total Diversified Financials                      $40,723,728
            Software & Services - 9.3 %
            Internet Software & Services - 4.0 %
193,500     Akamai Technologies, Inc. * (b)                   $ 3,374,640
67,400      Google, Inc. *                                     26,995,048
                                                              $30,369,688
            Systems Software - 5.3 %
362,700     BMC Software, Inc. * (b)                          $10,384,101
183,700     McAfee, Inc. *                                      6,238,452
1,190,650   Oracle Corp. *                                     24,182,102
                                                              $40,804,655
            Total Software & Services                         $71,174,343
            Technology Hardware & Equipment - 12.8 %
            Communications Equipment - 3.5 %
664,342     F5 Networks, Inc. * (b)                           $15,532,316
926,300     Riverbed Technology, Inc. * (b)                    11,597,276
                                                              $27,129,592
            Computer Hardware - 4.4 %
294,000     Apple, Inc. *                                     $33,416,040
            Computer Storage & Peripherals - 4.9 %
2,117,700   EMC Corp. * (b)                                   $25,327,692
685,000     NETAPP, Inc. *                                     12,487,550
                                                              $37,815,242
            Total Technology Hardware & Equipment             $98,360,874
            Semiconductors - 14.9 %
            Semiconductor Equipment - 4.1 %
1,478,200   Applied Materials, Inc.                           $22,365,166
339,200     MEMC Electronic Materials, Inc. *                   9,585,792
                                                              $31,950,958
            Semiconductors - 10.8 %
1,240,200   Broadcom Corp. * (b)                              $23,104,926
2,004,700   Intel Corp.                                        37,548,031
1,370,273   On Semiconductor Co. *                              9,263,045
1,374,524   Taiwan Semiconductor Manufacturing Co. (A.D.R.)(b) 12,879,290
                                                              $82,795,292
            Total Semiconductors                             $114,746,250
            TOTAL COMMON STOCKS
            (Cost  $890,500,957)                             $762,412,182

            TEMPORARY CASH INVESTMENT - 26.2 %
            Repurchase Agreement - 2.1 %
3,290,000   Bank of America, 0.5%, dated 9/30/08, repurchase price
           of $3,290,000 plus accrued interest on 10/1/08 collateralized by the following:

            $1,551,060 U.S. Treasury Bill, 0.0%, 1/15/09
            $1,719,951 U.S. Treasury Note, 3.875%, 5/15/10    $ 3,290,000

3,290,000   Bank of America, 1.80%, dated 9/30/08, repurchase price
           of $3,290,000 plus accrued interest on 10/1/08 collateralized by
            $3,638,861 Freddie Mac Giant, 5.5%, 1/1/38          3,290,000

3,295,000   Barclays Plc, 2.25%, dated 9/30/08, repurchase price
           of $3,295,000 plus accrued interest on 10/1/08 collateralized by the following:

            $4,032,048 Federal National Mortgage Association, 5.0%,
                 3/1/21 - 2/1/36
            $489,628 Freddi Mac Giant, 5.0%, 8/1/36             3,295,000

3,295,000   Deutsche Bank, 2.25%, dated 9/30/08, repurchase price
           of $3,295,000 plus accrued interest on 10/1/08 collateralized by the following:

            $1,463,446 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
            $57,475 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $176,710 Federal National Mortgage Association (ARM),
                4.574-5.502%, 10/1/15-5/1/36
            $3,110,886 Federal National Mortgage Association,
            5.0-7.0%, 5/1/20-9/1/47                             3,295,000

3,290,000   JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $3,290,000 plus accrued interest on 10/1/08 collateralized by
            $3,737,420 Federal National Mortgage Association, 4.5 - 6.5%,
            6/1/23 - 9/1/38                                     3,290,000
                                                              $16,460,000

Principal
Amount($)
            Securities Lending Collateral  - 24.1% (c)
            Certificates of Deposit:
3,205,596   Citibank, 2.73%, 10/30/08                         $3,205,596
3,205,596   Abbey National Plc, 3.15%, 8/13/09                 3,205,596
3,207,114   Banco Santander NY, 3.09%, 12/22/08                3,207,114
3,204,837   Bank of Nova Scotia, 3.18%, 5/5/09                 3,204,837
1,153,666   Bank of Scotland NY, 2.89%, 11/4/08                1,153,666
5,119,123   Bank of Scotland NY, 3.03%, 6/5/09                 5,119,123
5,770,072   Barclays Bank, 3.18%, 5/27/09                      5,770,072
6,411,191   BNP Paribas NY,  2.72% 11/3/08                     6,411,191
640,255     Calyon NY, 2.69%, 1/16/09                           640,255
377,691     Calyon NY, 2.69%, 1/16/09                           377,691
5,770,072   DNB NOR Bank ASA NY, 2.9%, 6/8/09                  5,770,072
5,872,651   Intesa SanPaolo S.p.A., 2.72%, 5/22/09             5,872,651
370,871     NORDEA NY, 2.72%, 4/9/09                            370,871
307,528     NORDEA NY, 2.73%, 12/1/08                           307,528
4,808,393   Royal Bank of Canada NY, 3.0%, 8/7/09              4,808,393
3,205,596   Bank of Scotland NY, 3.06%, 3/5/09                 3,205,596
1,923,714   Bank of Scotland NY, 2.96%, 11/3/08                1,923,714
6,411,191   Societe Generale, 3.28%, 9/4/09                    6,411,191
640,187     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09       640,187
5,770,072   Svenska Bank NY, 2.7%, 7/8/09                      5,770,072
1,923,357   Toronto Dominion Bank NY, 2.75%, 11/5/08           1,923,357
3,205,596   Wachovia Corp., 2.79%, 10/30/08                    3,205,596
640,802     Wachovia Corp., 2.85%, 10/28/08                     640,802
                                                              $73,145,170
            Commercial Paper:

6,295,790   American Honda Finance Corp., 2.92%, 7/14/09      $6,295,790
6,394,798   ANZ Bank, 2.64%, 11/5/08                           6,394,798
6,411,191   Commonwealth Bank Australia, 3.02%, 7/16/09        6,411,191
639,117     Dexdel, 2.7%, 11/10/08                              639,117
6,380,450   JP Morgan Chase & Co., 1.42%, 12/3/08              6,380,450
639,456     Met Life, Inc., 2.7%, 11/3/08                       639,456
1,923,203   John Deere Capital Corp., 2.82%, 12/12/08          1,923,203
6,411,191   HSBC USA, Inc., 3.2%, 8/14/09                      6,411,191
6,411,191   Monumental Global Funding, Ltd., 3.2%, 8/17/09     6,411,191
5,770,072   New York Life Global, 2.98%, 9/4/09                5,770,072
610,401     Bank Bovespa NY, 2.79%, 3/12/09                     610,401
2,884,701   General Electric Capital Corp., 4.24%, 1/5/09      2,884,701
3,204,835   General Electric Capital Corp., 2.82%, 3/16/09     3,204,835
3,205,596   CME Group, Inc., 3.0%, 8/6/09                      3,205,596
1,185,700   IBM, 3.18%, 2/13/09                                1,185,700
3,205,596   IBM, 3.18%, 6/26/09                                3,205,596
5,770,072   Met Life Global Funding, 3.19%, 6/12/09            5,770,072
3,204,006   Macquarie Bank, Ltd., 2.55%, 10/8/08               3,204,006
3,204,006   Macquarie Bank, Ltd., 2.55%, 10/8/08               3,204,006
6,411,191   U.S. Bank, 2.912%, 8/24/09                         6,411,191
5,449,513   Westpac Banking Corp., 3.74%, 6/1/09               5,449,513
                                                              $85,612,075


            Tri-party Repurchase Agreements:
12,822,382  ABN Amro, 1.85%, 10/1/08                          $12,822,382
7,177,329   Barclays Capital Markets, 2.11%, 9/2/08            7,177,329
5,338,984   Deutsche Bank, 2.0%, 10/1/08                       5,338,984
                                                              $25,338,694
            Other:
710,535     ABS CFAT 2008-A A1, 3.005%, 4/27/09               $ 710,535
            Total Securities Lending Collateral               $184,806,475
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $201,266,475)                              $201,266,475
            TOTAL INVESTMENT IN SECURITIES - 125.4%
            (Cost  $1,091,767,432) (a)                        $963,678,657
            OTHER ASSETS AND LIABILITIES - (25.4)%           $(195,129,001)
            TOTAL NET ASSETS - 100.0%                         $768,549,656


(A.D.R.)    American Depositary Receipt

*           Non-income producing security.

(a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,092,699,657 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost         $67,019,098

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value          (196,040,098)

            Net unrealized gain                               $(129,021,000)

(b)         At September 30, 2008, the following securities were out on loan:

Shares                           Security                      Market Value

100,000     Akamai Technologies, Inc. *                       $1,744,000
12,000      BMC Software, Inc. *                                343,560
649,000     Broadcom Corp. *                                   12,090,870
391,000     Cardiome Pharma Corp. *                            3,655,600
462,500     Continental Airlines, Inc. (Class B) *             7,714,500
1,682,600   Delta Air Lines, Inc. *                            12,565,370
54,000      Diamond Offshore Drilling, Inc.                    5,565,240
1,181,000   EMC Corp. *                                        14,124,760
544,000     F5 Networks, Inc. *                                12,718,720
167,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)     9,493,950
428,600     Insulet Corp. *                                    5,966,112
5,000       IntercontinentalExchange, Inc. *                    403,400
6,000       Nike, Inc.                                          401,400
573,700     Riverbed Technology, Inc. *                        7,182,724
168,100     Starwood Hotels & Resorts Worldwide, Inc.          4,730,334
393,300     Suntech Power Holdings Co., Ltd. (A.D.R.) *        14,107,671
63,700      Taiwan Semiconductor Manufacturing Co. (A.D.R.)     596,869
346,000     TJX Companies, Inc.                                10,559,920
100,000     Transocean Offshore, Inc. *                        10,984,000
            Total                                             $134,949,000

(c)         Security Lending Managed by Credit Sussie.

            FAS 157 Footnote Disclosures
            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments   Other Financial
                                              in Securities   Instruments
Level 1 - Quoted Prices                        $762,412,182    0
Level 2 - Other Significant Observable Inputs   201,266,475    0
Level 3 - Significant Unobservable Inputs               0      0
Total                                          $963,678,657    0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.